Derivative Asset (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets (Table)

	December 31, 2022	December 31, 2021
Opening balance	$7,227	$—
Derivative asset premium	15,370	7,000
Unrealized gain on derivative assets	31,221	227
Fair value adjustment on derivative asset	9,685	—
Closing balance	$63,503	$7,227
Less: Current portion of derivative assets	(29,645)	(533)
Non-current portion of derivative assets	$33,858	$6,694